SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED PAYMENT
Schedule of assumptions used to determine fair value of share options granted

Assumptions used to determine the fair value of share options granted during the years ended December 31, 2017, 2018 and 2019 are summarized in the following table:

	For the years ended December 31,
	2017	2018	2019
Risk-free interest rate	2.2%	2.04%-2.83%	2.14%
Expected volatility	49.0%	36%-52.5%	50.4%
Expected life of option (years)	9.76-10	1-10	10
Expected dividend yield	0.0%	0.0%	0.0%
Fair value per ordinary share	12.56	15.03-16.85	12.65

Schedule of stock option activity

A summary of the stock option activity under the 2015 and 2018 Plan during the year ended December 31, 2019 is included in the table below.

		Weighted average
	Options granted	exercise price
	Share Number	per option
		US$
Outstanding at January 1, 2019	13,343,230	0.23
Granted	651,000	—
Exercised	(694,735)	0.19
Cancelled and forfeited	(1,253,259)	—
Outstanding at December 31, 2019	12,046,236	0.24

Schedule of share options granted

The following table summarizes information regarding the share options as of December 31, 2019:

	December 31, 2019
			Weighted-
			average remaining
		Weighted-	exercise
		average exercise	contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value
		US$		US$
Options
Outstanding	12,046,236	0.24	7.45	33,279
Exercisable	6,580,899	0.19	6.55	18,536
Expected to vest	5,465,337	0.31	8.52	14,743

Schedule of restricted stock units activity

A summary of the restricted stock units activity during the year ended December 31, 2019 is presented below:

RSUs
Unvested balance at January 1, 2019	562,913
Granted	30,000
Cancelled and forfeited	—
Vested	5,229
Unvested balance at December 31, 2019	587,684

Schedule of total share-based compensation recognized

Total share-based compensation recognized was as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
General and administrative	55,804	87,857	40,684
Research and development	6,983	42,167	11,191
Selling and Marketing	—	4,271	3,198
Cost of revenues	—	414	55
Total stock-based compensation expense	62,787	134,709	55,128

Restricted Shares
SHARE-BASED PAYMENT
Schedule of non-vested restricted share activity

A summary of the restricted share activity for the year ended December 31, 2017, 2018 and 2019 is presented below:

Restricted Shares
Outstanding at January 1, 2017	3,228,278
Vested	1,150,718
Outstanding at December 31, 2017	2,077,560
Cancelled and forfeited	411,930
Vested	1,150,718
Outstanding at December 31, 2018	514,912
Cancelled and forfeited	—
Vested	514,912
Outstanding at December 31, 2019	—

Founders
SHARE-BASED PAYMENT
Schedule of non-vested restricted share activity

A summary of non-vested restricted share activity during the year ended December 31, 2019 is presented below:

Number of shares
Outstanding at January 1, 2019	11,391,791
Granted	—
Forfeited	—
Vested	(11,391,791)
Outstanding at December 31, 2019	—